Shareholders' equity	12 Months Ended
Mar. 31, 2016
Shareholders' equity
Shareholders' equity

17. Shareholders’ equity:

The following table presents changes in shares of the Company’s common stock outstanding for the years ended March 31, 2014, 2015 and 2016.

	Number of Shares
	Year ended March 31
	2014	2015	2016
Common stock outstanding at beginning of year	3,710,960,252	3,717,630,462	3,598,865,213

Common stock held in treasury:
Repurchases of common stock	(40,054,831)	(155,232,995)	(24,364,753)
Sales of common stock	1,920,457	5,251	686
Common stock issued to employees	44,689,800	36,461,000	33,879,000
Other net change in treasury stock	114,784	1,495	11,853

Common stock outstanding at end of year	3,717,630,462	3,598,865,213	3,608,391,999

The amount available for dividends and acquisition of treasury stock is subject to restrictions imposed by the Companies Act. Additional paid-in capital and retained earnings include amounts which the Companies Act prohibits for the use of dividends and acquisition of treasury stock. As of March 31, 2014, 2015 and 2016, the amounts available for distributions were ¥583,354 million, ¥735,394 million and ¥1,069,296 million, respectively. These amounts are based on the amounts recorded in the Company’s unconsolidated financial statements maintained in accordance with accounting principles and practices prevailing in Japan. U.S. GAAP adjustments incorporated in these consolidated financial statements but not recorded in the Company’s unconsolidated financial statements have no effect on the determination of the amounts available for distributions under the Companies Act.

Retained earnings include Nomura’s share of investee undistributed earnings which have been accounted for under the equity method, in the amount of ¥136,112 million, ¥164,311 million and ¥174,260 million as of March 31, 2014, 2015 and 2016, respectively.

Dividends on the Company’s common stock per share were ¥17.0 for the year ended March 31, 2014, ¥19.0 for the year ended March 31, 2015 and ¥13.0 for the year ended March 31, 2016.

The change in common stock held in treasury includes the change in common stock issued to employees under stock-based compensation plans, common stock sold to enable shareholders to hold round lots of the 100 share minimum tradable quantity (adding-to-holdings requests) or common stock acquired to create round lots or eliminate odd lots. Common stock held in treasury also includes, as of March 31, 2014, 2015 and 2016, 1,143,181 shares, or ¥2,120 million, 1,141,686 shares, or ¥2,017 million, and 1,129,833 shares, or ¥2,024 million, respectively, held by affiliated companies.

Subsequent Events

On April 27, 2016, the board of directors approved a resolution to set up a share buyback program, pursuant to the Company’s articles of incorporation set out in accordance with Article 459-1 of the Companies Act as follows: (a) total number of shares authorized for repurchase is up to 35,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥20 billion and (c) the share buyback program will run from May 18, 2016, to July 22, 2016. Under this buyback program from May 18, 2016 to June 7, 2016, the Company repurchased 35,000,000 shares of common stock at a cost of ¥16,325 million. This completes the share buyback program.